INTANGIBLE ASSETS - Summary of Significant Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 60,059		$ 63,413
CUSTOMER CONTRACTS AND CUSTOMER BASES | OddsJam
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 20,115		22,110
CUSTOMER CONTRACTS AND CUSTOMER BASES | OddsJam | Minimum
Disclosure of detailed information about intangible assets [line items]
Remaining useful life (in years)	4 years	4 years
CUSTOMER CONTRACTS AND CUSTOMER BASES | OddsJam | Maximum
Disclosure of detailed information about intangible assets [line items]
Remaining useful life (in years)	7 years	7 years
CUSTOMER CONTRACTS AND CUSTOMER BASES | Rotowire
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 3,881		4,050
Remaining useful life (in years)	12 years	12 years
ACQUIRED TECHNOLOGY AND SOFTWARE | OddsJam
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 18,701		20,301
ACQUIRED TECHNOLOGY AND SOFTWARE | OddsJam | Minimum
Disclosure of detailed information about intangible assets [line items]
Remaining useful life (in years)	4 years	4 years
ACQUIRED TECHNOLOGY AND SOFTWARE | OddsJam | Maximum
Disclosure of detailed information about intangible assets [line items]
Remaining useful life (in years)	7 years	7 years
Acquired technology | Spotlight.Vegas
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 2,290		2,476
Remaining useful life (in years)	6 years	6 years
Domain names and related websites | OddsJam
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 6,970		7,380
Remaining useful life (in years)	9 years	9 years
DEVELOPMENT COSTS
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 8,102		$ 7,096
Remaining useful life (in years)	5 years	5 years